Results of Operations	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Results of operations
2.5.6 Results of Operations
Revenue

	For the Six-month period ended June 30,
(€‘000)	2021	2020
Out-licensing revenue	—	—
Other revenue	—	5

Total	—	5

The Group’s license and collaboration agreements generated no revenue in the first half of 2021 similar to first half 2020 and did not enter into any new license agreements for the six-month
period ended June 30, 2021.
The Group does not expect to generate material revenue unless and until the Group receives regulatory approval for one of its drug product candidates.
Research and development expenses
The following table is a summary of manufacturing expenses, clinical, quality and regulatory expenses and other research and development expenses, which are aggregated and presented as research and development expenses in the Group’s condensed consolidated interim financial statements.

	For the Six-month period ended June 30,
(€‘000)	2021	2020
Employee expenses	4 530	4 528
Travel & Living	17	107
Clinical study costs	2 205	2 720
Preclinical study costs	944	866
Process development and scale-up	407	803
Consulting fees	152	191
IP filing and maintenance fees	84	141
Share-based payments	331	398
Depreciation	708	727
Rent and utilities	337	415
Others	241	245

Total R&D expenses	9 956	11 141

Research and development expenses totaled €10.0 million for the six-month
period ended June 30, 2021, which represents a decrease of 10.6% compared to the first semester of 2020. The Group’s R&D internal resources are allocated to the continuous development of its immuno-oncology platform both in autologous setting on the product candidate
CYAD-02
and in allogenic setting with its products candidates
CYAD-101,
CYAD-211
and preclinical programs (such as
CYAD-203).
The decrease in the Group’s R&D expenses is primarily driven by:

•	the decrease of process development and clinical development after the Group’s decision in Q4 2020 to discontinue the development of first-generation, autologous CAR T candidate CYAD-01;

•	the decrease of process development associated with the transition from preclinical to clinical development of the CYAD-211 program; and

•	the decrease of travel & living expenses due to COVID-19 pandemic travel restrictions.
General and administrative expenses

	For the Six-month period ended June 30,
(€‘000)	2021	2020
Employee expenses	1 789	1 733
Consulting fees	1 030	1 025
Share-based payments	759	892
Communication & Marketing	236	289
Rent	15	40
Insurances	730	476
Travel & living	12	77
Depreciation	133	168
Others	81	90

Total General and administrative expenses	4 785	4 789

General and administrative expenses remain stable over the
six-month
period ended June 30, 2021 compared to the
six-month
period ended June 30, 2020. An increase in insurances costs was compensated mainly by savings on the travel & living expenses due to
COVID-19
pandemic travel restrictions and decrease of the expenses associated with the share-based payments
(non-cash
expenses) that related to the warrants plan offered to our employees, managers and directors.
Change in fair value of contingent consideration, other income and other expenses
Change in fair value of contingent consideration

	For the Six-month period ended June 30,
(€‘000)	2021	2020
Change in fair value of contingent consideration	(1 961)	(2 445)

Total Change in fair value of contingent consideration	(1 961)	(2 445)

The fair value adjustment (€2.0 million,
non-cash
expenses) relating to reassessment as of June 30, 2021 required by International Financial Reporting Standards (IFRS) of the contingent consideration and other financial liabilities associated with the advancement in the Company’s NKG2D-based CAR T candidates, was mainly driven by:

•	the update in discount rate (Weighted Average Cost of Capital, or WACC) used for fair value measurement purposes at interim reporting date (see note 2.5.16.2);

•	the time accretion (which reflects the development of the Group’s product candidates using CAR T technology and their progress towards market approval in both autologous and allogeneic programs);

•	the revaluation of the U.S. dollar against the Euro; and

•	the updated assumptions on Probability of Success (PoS) associated with the NKG2D-based CAR T programs (see note 2.5.16.2).
Other income

	For the Six-month period ended June 30,
(€‘000)	2021	2020
Grant income (RCAs)	1 438	615
Grant income (Other)	166	1 023
R&D tax credit	339	371
Other	44	16

Total Other Income	1 987	2 026

For the six month period ended June 30, 2021, the other income was mainly driven by following elements:

•
Grant income (RCAs): additional grant income has been recognized in 2021 on grants in the form of recoverable cash advances (RCAs) for contracts, numbered 8087, 8088, 8212, 8436 and 1910028. According to IFRS standards, the Company has recognized grant income for the period amounting to €1.4 million and a liability component of €0.8 million is accounted for as a financial liability (see disclosure note 2.5.13). The increase compared to June 30, 2020 is mainly associated with additional grant income recognized on new conventions signed during the last quarter of 2020 (contracts numbered 8212 and 8436);

•
Grant income (Others): additional grant income has been recognized in 2021 on grants received from the Federal Belgian Institute for Health Insurance (Inami) (€0.2 million), not referring to RCAs and not subject to reimbursement. The decrease compared to June 30, 2020 is mainly due to grant income recognized from the regional government (contract numbered 8066 for €0.8 million in the first half of 2020) for which no revenue has been recognized during the first half of 2021;

•	With respect to R&D tax credit, the current year income (€0.3 million) is in line with previous year.
Other expenses

	For the Six-month period ended June 30,
(€‘000)	2021	2020
Clinical Development milestone payment	—	105
Remeasurement of RCAs	129	106
Other	33	—

Total Other Expenses	162	211

In 2021, other expenses mainly refer to the remeasurement expense of RCA’s are not significant. Indeed, as of June 30, 2021, the Group’s management has maintained the timelines to potential commercialization and projected sales forecast assumptions for its
CAR-T
product candidates based on the respective clinical development stage of these product candidates compared to the prior period of December 31, 2020.
In 2020, other expenses were mainly driven by the following drivers:

•	Clinical development milestone was paid for an amount of €0.1 million related to the first patient injection in the CYAD-02 program for r/r AMS and MDS in January 2020; and

•
Remeasurement expense of RCA’s was not significant for the first half of 2020, given the fact that the Group’s management had maintained in line with prior period the timeline to commercialization and sales forecast for its
CAR-T
product candidates based on the respective clinical development stage of these product candidates as of June 30, 2020.

Operating loss
As a result of the foregoing, the Group’s operating loss, totaled €14.9 million at June 30, 2021, a decrease of €1.7 million as compared to the six-month
period ended June 30, 2020.
Financial income and financial expenses
The financial income increase of €0.1 million is driven by gain on foreign exchange differences for the year 2021 due to the revaluation of the USD and its impact on the valuation of the Mesoblast future USD revenue.
Financial expense refers mainly to interest expense on lease agreements for an amount of €0.1 million at June 30, 2021, in line with previous year.
Loss for the period
As a result, the Group’s loss for the
six-month
period ended June 30, 2021 was €14.9 million, a decrease of €1.7 million as compared to €16.6 million at June 30, 2020.
Loss per share
The loss per share is calculated by dividing loss for the period by the weighted average number of ordinary shares outstanding during the period. As the Group is incurring net losses, outstanding warrants have an anti-dilutive effect. As such, there is no difference between the basic and the diluted earnings per share.

	For the Six-month period ended June 30,
(€’000)	2021	2020
Loss of the year attributable to Equity Holders	(14 854)	(16 597)
Weighted average number of shares outstanding	14 587 686	13 942 344

Earnings per share (non-fully diluted) in €	(1.02)	(1.19)

Outstanding warrants	1 899 090	1 594 156